Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Note Payable

Note 4. Note Payable

The Company has a note payable with a principal balance of $59,491 as of March 31, 2014, and December 31, 2013, and accrued interest of $30,972 and $29,485 as of March 31, 2014, and December 31, 2013, respectively. The note is due on demand and accrues interest at an annual rate of 10%.

Note 4. Note Payable

The Company has a note payable with a principal balance of $59,491 as of December 31, 2013 and December 31, 2012, and accrued interest of $29,485 and $23,536 as of December 31, 2013 and December 31, 2012, respectively. The note is due on demand and accrues interest at an annual rate of 10%.